Subsequent Events (Condensed Consolidating Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidating Balance Sheet
Cash and cash equivalents	$ 42.6	$ 54.1	$ 40.5	$ 35.3	$ 58.4	$ 63.1
S-T investments & restricted cash				0
Accounts receivable, net	191.2	160.9		128.9
Inventories, net	178.2	159.0		165.4
Deferred tax assets	9.6	9.3		5.9
Other current assets	20.2	21.8		23.0
Total current assets	454.7	427.4		370.4
Equity investments	5.4	4.9		4.7
Property, plant and equipment, net	153.7	155.6		168.2
Goodwill	73.0	72.1		72.1	61.6
Deferred tax assets	41.5	44.3		26.1
Other noncurrent assets	25.8	26.4		27.7
Total assets	754.1	730.7		669.2
Accounts payable	96.6	102.1		87.9
Accrued liabilities	60.9	63.1		55.4
Short-term debt and current portion of long-term debt	0	0		1.0
Total current liabilities	163.1	170.4		149.4
Long-term debt	314.3	302.1		295.4
Other long-term liabilities	46.7	46.9		38.4
Total liabilities	628.9	623.5		569.3
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	754.1	730.7		669.2
Equity investments	5.4	4.9		4.7
Property, plant and equipment, net	153.7	155.6		168.2
Goodwill	73.0	72.1		72.1	61.6
Deferred tax assets	41.5	44.3		26.1
Other noncurrent assets	25.8	26.4		27.7
Total assets	754.1	730.7		669.2
Accounts payable	96.6	102.1		87.9
Accrued liabilities	60.9	63.1		55.4
Total current liabilities	163.1	170.4		149.4
Long-term debt	314.3	302.1		295.4
Other long-term liabilities	46.7	46.9		38.4
Total liabilities	628.9	623.5		569.3
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	754.1	730.7		669.2
Parent [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Koppers Inc. [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Consolidating Adjustments [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	$ 0	$ 0		$ 0